STUART M. FRIED CPA



















                            	KALA INVESTMENT CORP.

                           	REPORT TO STOCKHOLDERS

                            	FINANCIAL STATEMENTS

                    	           APRIL 30, 2000





























                                                    STUART M. FRIED, CPA




                            	KALA INVESTMENT CORP.
                           	REPORT TO STOCKHOLDERS
                            	FINANCIAL STATEMENTS
                    	           APRIL 30, 2000




                                 	CONTENTS



                                                      										PAGE


INDEPENDENT AUDITOR'S REPORT						                               1

STATEMENTS OF ASSETS, LIABILITIES AND
 CAPITAL SECURITIES							                                       2

STATEMENTS OF OPERATIONS, UNDISTRIBUTED NET
  INCOME (LOSS)								                                          3

STATEMENTS OF CHANGES IN NET ASSETS					                         4

STATEMENTS OF CASH FLOWS						                                   5

NOTES TO FINANCIAL STATEMENTS						                             6-14






















                              STUART M. FRIED
                        CERTIFIED PUBLIC ACCOUNTANT
                             11 TWIN BROOK ROAD
                         WEST CALDWELL, N.J. 07006
                                973-226-4006









	                        INDEPENDENT AUDITOR'S REPORT


To the Board of Directors and
Stockholders of Kala Investment Corp.
New York, New York


We have reviewed the accompanying statements of assets, liabilities and capital securities of Kala Investment Corp. as of April 30, 2000, and the related statements of operations, undistributed net income (loss), changes in net assets and cash flows for the six months then ended, in accordance with Statements for Accounting and Review Services issued by the American Institute of Certified Public Accountants. All information in these financial statements is the representation of the management of Kala Investment Corp.

A review consists principally of inquiries of Company personnel and analytical procedures applied to financial data. It is substantially less in scope than an audit in accordance with generally accepted auditing standards, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim financial statements referred to above in order for them to be in conformity with generally accepted accounting principles.

The financial statements for the year ended October 31, 1999 were audited by us, and we expressed an unqualified opinion on them in our report dated December 13, 1999, but we have not performed any auditing procedures since that date.




                                                     STUART M. FRIED, CPA
West Caldwell, New Jersey
June 19, 2000









                                                     STUART M. FRIED, CPA


                            	KALA INVESTMENT CORP.
                      	STATEMENTS OF ASSETS, LIABILITIES
                           	AND CAPITAL SECURITIES



                                   	ASSETS

                                   								    SIX-MONTHS      YEAR ENDED
                                     								 ENDED 4/30/00 	   10/31/99
INVESTMENT IN SECURITIES, at
 market value (amortized cost
 $7,020,881 and $7,287,925)			                 $6,878,482      $7,196,192
Investment in HSBC NY tax free fund
(average interest rate 3.34%)	      	             481,770	        249,227
Cash and cash equivalents				                       6,444	          8,246
Interest receivable					                          142,572	        144,101
Prepaid expense	       					                        1,783	          3,883

                                      									$7,511,051	     $7,601,649

	LIABILITIES AND CAPITAL SECURITIES

LIABILITIES
Dividends payable							                       $        0 	    $   94,145
Accrued expenses						                             10,201	          4,762

	                                      								$   10,201		    $   98,907

NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL SHARES:

CAPITAL SHARES
Class A common 200 shares
 authorized and issued -  no par
Class B common 40,000 shares
 authorized, 26,622 issued - no par			             34,627	         34,627

Retained earnings							                        7,454,974	      7,555,320

Undistributed net income				                      153,648	          4,528

Unrealized appreciation (depreciation)
 of investments						                            (142,399)	       (91,733)

Total stockholders' equity
(equivalent to $279.65 per
share at 4/30/00 and $279.72
per share at 10/31/99)	 				                    7,500,850	      7,502,742

                                       								$7,511,051     	$7,601,649

See accompanying notes and accountant's report.

                                                    STUART M. FRIED, CPA


                          	KALA INVESTMENT CORP.
                        	STATEMENTS OF OPERATIONS,
                      UNDISTRIBUTED NET INCOME (LOSS)

                                         									 SIX MONTHS   YEAR ENDED
                                     								    ENDED 4/30/00   10/31/99
INVESTMENT INCOME:

 INCOME:
Interest income							                            $ 172,136	    $ 337,500


 EXPENSES:
Custodial fees (note 4)	      				                    3,159	        6,531
Audit fees							                                     2,300	        4,000
Legal fees							                                     6,172	        8,105
Taxes other than income taxes (net refund)	             100          (546)
Office expense						                                  3,262         6,153
Printing and stationery	       				                     792	          687
Filing and director's fees	    				                     725           250
Insurance							                                      1,978         4,000

		                                            							18,488	       29,180

INVESTMENT INCOME	  						                          153,648	      308,320

Net realized gain (loss) from
 investment transactions	      		                    	    0	        6,500

NET INVESTMENT INCOME BEFORE
 FEDERAL INCOME TAX	                           					153,648	      314,820
Less: Federal income taxes (refund)	     	         		     0 	      (1,380)

NET INVESTMENT INCOME	  					                       153,648	      316,200

Less: Dividends paid	  	                        				      0       311,672

UNDISTRIBUTED NET INCOME (LOSS)		              		 $ 153,648	   $    4,528

UNREALIZED APRECIATION (DEPRECIATION)
 OF INVESTMENTS							                            $(142,399)	  $  (91,733)



See accompanying notes and accountant's report.

                                                    STUART M. FRIED, CPA




                            KALA INVESTMENT CORP.
                    STATEMENTS OF CHANGES IN NET ASSETS



                                        									SIX MONTHS    YEAR ENDED
                                        						 	ENDED 4/30/00  	10/31/99

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Investment income - net						                   $  153,648	  $  309,700
Net realized gain (loss) on investments	         		      0	       6,500
Change in unrealized appreciation	   		            (50,666)    (201,152)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	    					                         	102,982	     115,048

DISTRIBUTION TO SHAREHOLDERS FROM
NET INVESTMENT INCOME	     					                   104,874	     311,672

TOTAL INCREASE (DECREASE)	   			                 	  (1,892)	   (196,624)

NET ASSETS BEGINNING OF YEAR	 				               7,502,742	   7,699,366
NET ASSETS END OF YEAR (including
undistributed net income of $153,648 and
undistributed net loss of $4,528
respectively)	                                  $7,500,850	  $7,502,742


DIVIDENDS PER SHARE					                        $     3.91	  $    11.62


















See accompanying notes and accountant's report.

                                                    STUART M. FRIED, CPA


                           	KALA INVESTMENT CORP.
                         	STATEMENTS OF CASH FLOWS


                                                 SIX MONTHS    YEAR ENDED
                                                ENDED 4/30/00   10/31/99
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	                                      $  153,648	  $  316,200
Adjustments to reconcile net income
to net cash provided by operating activities:
Realized (gain) loss from investment
  transactions included in net income	     		             0 	     (6,500)
 	 Changes in assets and liabilities:
(Increase) Decrease in securities
 at fair market value	   					                      317,710	      95,151
(Increase) Decrease in HSBC NY tax free fund	   	  (232,543)      95,140
(Increase) Decrease in interest receivable	           1,529          417
(Increase) Decrease in prepaid expenses	              2,100           (5)
Increase (Decrease) in accrued expenses	     	      	 5,439 	     (5,326)

NET CASH PROVIDED BY OPERATING ACTIVITIES	  		      247,883	     495,077

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase (Decrease) in unrealized appreciation
 of investments	 					                             	(50,666)	   (201,152)
Realized gain (loss) from investment transactions	        0	       6,500

NET CASH PROVIDED (USED) BY
 INVESTING ACTIVITIES	 		                       		 	(50,666)	   (194,652)

CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid	 					                             	(199,019)   	(331,251)

NET (DECREASE) IN CASH
 AND CASH EQUIVALENTS 	   			                     		 (1,802)	    (30,826)

CASH AND CASH EQUIVALENTS -
 BEGINNING OF YEAR	  				                         	   8,246	      39,072

CASH AND CASH EQUIVALENTS - END OF YEAR			        $   6,444	   $   8,246

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

Cash paid during the year for:
 Income taxes				                             			 $       0	   $       0



See accompanying notes and accountant's report.

                                                    STUART M. FRIED, CPA


                          	KALA INVESTMENT CORP.
                      NOTES TO FINANCIAL STATEMENTS
                             	APRIL 30, 2000




1. SIGNIFICANT ACCOUNTING POLICIES

Pursuant to the agreement and plan of merger dated October 31, 1991, M-L Investment Corp., a Delaware corporation, was reincorporated in Maryland as Kala Investment Corp. Kala Investment Corp. commenced operations as an investment company investing at least 50% of the value of its total assets, determined at the close of each quarter of its taxable year, in tax-exempt state and local obligations, may distribute, as a tax-exempt dividend, to its shareholders an amount equal to the interest earned on such tax exempt obligations, provided it designates such dividends as tax exempt interest dividends. It is the Company's intention to invest substantially all of its assets, except such amounts as it may carry in demand deposits, in such tax-exempt obligations and to distribute all of its net income, including any net short-term capital gains, to its shareholders.

On July 26, 1990, the shareholders of the Company approved a change in the investment objectives of the Company to include investments in U.S. Government Securities, which would be taxable for federal income tax purposes.

The Company is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end investment company.

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

(a) Investments are valued by the Custodian. These values may not necessarily be bids or actual last sale prices, but are estimates of the fair value of the investment securities, based upon prevailing interest rates, applicable bond ratings and other factors influencing the markets in which the investments are purchased and sold.


(b) It is the policy of the Company to continue to qualify as a regulated investment company if such qualifications are in the best interests of its shareholders, by complying with the provisions available under the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from all, or substantially all, Federal income taxes.
    Therefore, unless the Company has capital gains or interest on Treasury Bills, no federal tax provision is required.

                                                     STUART M. FRIED, CPA



                           	KALA INVESTMENT CORP.
                      	NOTES TO FINANCIAL STATEMENTS
                              	APRIL 30 2000



(c) Realized gains and losses on investments are computed on the basis of the identified cost of the specific securities sold.

(d) Securities transactions are recorded on the date the securities are purchased or sold (the trade date). Interest income (net of premium or discount amortization) is recorded as earned.

(e)	Interest receivable on investment in securities is computed daily.

(f) Amortization Method - The municipal bonds are amortized over the life of the bonds.
    As of November 1, 1995 the bonds are amortized to the pre-refunded date, if earlier.

(G) Unrealized appreciation (depreciation) of investments is stated as the difference between amortized cost and fair market value at April 30, 2000:

     Unrealized appreciation of bonds totalled        $   9,987
     Unrealized depreciation of bonds totalled          152,386

     Net unrealized depreciation of investments       $(142,399)


2. PURCHASES, SALES AND REDEMPTIONS OF SECURITIES

Securities purchased by the Company amounted to $357,285 (which included purchases of HSBC NY tax exempt fund of $357,285) for the six months ended April 30, 2000 and $1,964,313 (which included purchases of HSBC NY tax exempt fund of $839,993) for the year ended October 31, 1999. Sales of securities amounted to $324,743 (which included sales of HSBC NY tax exempt fund of $124,743) for the six months ended April 30, 2000 and $1,826,633 (which included sales of HSBC NY tax exempt fund of $124,743) for the year ended October 31, 1999.

                                                       STUART M. FRIED, CPA




                         	KALA INVESTMENT CORP.
                    	NOTES TO FINANCIAL STATEMENTS
                           	 APRIL 30, 2000





3. DISTRIBUTIONS

The Company distributed income of $104,874 ($3.91 per share) as of April 30, 2000 and $311,672 ($11.62 per share) for the year ended October 31, 1998 in the form of dividends.

4. CUSTODIAL FEES

On August 15, 1997, the custodial agreement was transferred to HSBC. HSBC (the Custodian) will charge a custodial fee of:

            .25% on the first $500,000 face value of bonds per $1,000
            .125% on the next $1,000,000 face value of bonds per $1,000 .625% on amounts over $1,500,000 face value of bonds per $1,000

The minimum annual charge is $1,000. Additional charges will include $20 for each security transaction.

During the six months ended April 30, 2000, the Company was charged an aggregate of $3,159 and $6,531 for the year ended October 31, 1999.

5. REMUNERATION

The Company's policy is not to pay, and for the periods reported did not pay, remuneration to either officers or directors.

Independent outside directors were paid an aggregate of $600 and $0 for the six months ended April 30, 2000 and year ended October 31, 1999.

6. CAPITAL PER SHARE AND RELATED INFORMATION

Selected data for a share of capital stock outstanding throughout each year:

                                                    STUART M. FRIED, CPA




                             KALA INVESTMENT CORP.
                       	NOTES TO FINANCIAL STATEMENTS
                              	 APRIL 30, 2000



                                  								      SIX MONTHS      YEAR ENDED
                                               ENDED 4/30/00   	 10/31/99

Investment income							                         $   6.42	      $  12.58
Operating expenses, net of tax refund	              	 .69	          1.08

INVESTMENT INCOME BEFORE FEDERAL
 INCOME TAX	     							                             5.73     	    11.50

FEDERAL INCOME TAX (REFUND)	        		              	   0	          (.05)

INVESTMENT INCOME - NET	                       					 5.73	         11.55

Dividends to shareholders	                      				 3.91	         11.62

                                                     1.82   	       (.07)

Realized and unrealized gain
(loss) on investments - net	                     			(1.89)	        (7.28)

CHANGE IN NET VALUE	                            				 (.07)	        (7.35)

NET ASSET VALUE:
  Beginning of year	                          					279.72         287.07

  End of year		                              					$279.65	       $279.72

Ratio of operating expenses
 to average net assets	                         				.002%	         .004%


Ratio of investment income
 net to average net assets	      			                2.30%	         4.39%

Portfolio turnover	                          					     0%	        11.51%

Number of shares outstanding at end of period	  	  26,822	        26,822

                                                     STUART M. FRIED, CPA



                          	KALA INVESTMENT CORP.
                     	NOTES TO FINANCIAL STATEMENTS
                            	 APRIL 30, 2000



7.  INVESTMENT IN SECURITIES

                                           PRINCIPAL	  AMORTIZED	   MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT       	COST    	 VALUE

ISSUE

Austin Tex Util Sys Rev MBIA
DTD 7/15/89 9.25% Due 11/15/01
Unrefunded balance-Comb Pr Lien
Non Callable						                         $235,000	   $251,480	   $250,343

Austin Tex Util Sys Rev Ser A
DTD 4/15/86 8.00%  Due 11/15/16
Comb Pr Lien
Prerefunded 8/15/01 @ 100.00	  			          100,000	    103,344     103,556

Bexar Cnty Tex CTFS Oblig Tax & Rev
DTD 6/15/92 6.20% Due 6/15/12
PRFD 6/15/02 @ 100.00	  				                620,000	    635,545	    637,335

Dallas Tex Wtrwks & SWR Sys Rev
DTD 9/01/96 8.0% Due 10/01/01
RFD6 & Impt-Non Callable	       		          250,000     260,858	    261,053

Dallas Tex Wtrwks & SWR Sys Rev
DTD 4/01/95 7.5% 4/01/03
RFDG & Impt-Callable 4/01/02 @ 101.50		     150,000	    160,324	    158,853

Garland Tex MB1A
DTD 3/15/97 7.125% Due 2/15/03
Book Entry Only-Non Callable	  			          205,000	    216,439	    216,308

Illinois Health Facs Auth Rev
DTD 1/01/90  9.50%  Due 11/15/19
Hinsdale Hosp-C-Book Entry Only
Prerefunded 11/15/00 @ 102.00	  			         495,000	    586,803	    517,953

                                                       STUART M. FRIED, CPA


	                        KALA INVESTMENT CORP.
                   	NOTES TO FINANCIAL STATEMENTS
                          	 APRIL 30, 2000


                                  								 PRINCIPAL	 AMORTIZED	  MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT  	   COST 	    VALUE

ISSUE

Laredo Texas Ser A MBIA
DTD 11/01/94 8.625% Due 8/15/03
Book Entry Only-Non Callable	  			          295,000	   324,328	   326,721

Massachusetts St. Health & EDL FACS
Auth Rev DTD 5/01/90 7.5%
Book Entry Only-SBJ to Spec Rdmpt
DTD 5/01/90 7.5%  7/01/10
Prerefunded 7/01/00 @ 102.00	  			          130,000  	 140,953   	133,272

Municipal Assistance Corp. for City
New York NY RFDG-Ser L- Book Entry
DTD 6/15/97  6.00%  Due 7/1/04
Non Callable	                          					200,000  	 212,741    207,588

Nassau Cnty NY Rfdg-Comb Swr Dists
Ser F-MBIA Book Entry Only
DTD 6/10/93  5.30%  Due 7/1/06
Non Callable	  					                        250,000	   267,001    252,733

Nebo Utah Sch Dist FGIC
DTD 6/15/94 9.75%  Due 6/15/01
Book Entry Only-Non Callable	 			           210,000	   218,601	   221,523

New York City Mun Wtr Fin
Auth Wtr & Swr Sys Rev Ser A
DTD 8/16/95   6.00%  Due 6/15/25
Callable 6/15/05 @101, 6/15/07 @100	        190,000	   207,799	   199,966

New York NY City Mun Wtr Fin
Auth Wtr & Swr Sys Rev
DTD 11/17/93 Var rate
Due 6/15/09
Opt Put Subj no
Opt Rdmpt @100					                        	250,000    250,000	   250,000

                                                       STUART M. FRIED, CPA


                          	KALA INVESTMENT CORP.
                      	NOTES TO FINANCIAL STATEMENTS
                            	 APRIL 30, 2000


	                                    						PRINCIPAL	 AMORTIZED	  MARKET
MUNICIPAL BONDS (99%)	  				                AMOUNT      COST      VALUE

ISSUE

New York  NY  Ser B-Book Entry
DTD 8/14/95 5.3% Due 8/15/00
Non Callable	             			                50,000     50,017	    50,136

New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Escrowed to Maty O.I.D	    	 15,000	    15,064	    15,172

New York New York Ser A-1
DTD 8/14/95 5.50% Due 8/01/01
Book Entry Only-Non Callable  O.I.D	    		   85,000	    85,383	    85,766

New York St Crossover RFDG
DTD 07/15/92  7.50%  Due 11/15/01
Book Entry Only-Non Callable	 			           245,000	   255,974	   254,724

New York St Crossover RFDG
DTD 7/15/92  7.00%  Due 11/15/02
Non-Callable Book Entry Only	            			175,000	   186,831	   183,608

New York St TWY Auth
HWY & Brdg TR FD
Ser A MBIA Book Entry Only
DTD 7/1/95  6.25%  Due 4/1/04	 		          	250,000	   269,045	   261,000

New York NY
Ser A Book Entry Only
DTD 8/15/91 7.750%  Due 8/15/05
Prerefunded 8/15/01 @ 101.50	 			           100,000	   109,026	   105,360

New York NY Ser B Book Entry O.I.D.
DTD 10/29/92  7.00%  Due 10/01/14
Prerefunded 10/01/02  @101.5	 			           245,000	   262,919	   260,697

              	                                      STUART M. FRIED, CPA

                         	KALA INVESTMENT CORP.
                    	NOTES TO FINANCIAL STATEMENTS
                           	 APRIL 30, 2000


                                           PRINCIPAL	 AMORTIZED   MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT   	  COST      VALUE

ISSUE

New  York NY Ser B Book Entry O.I.D.
DTD 10/29/92  6.75%  Due 10/01/15
Prerefunded 10/1/02 @101.5	 			             235,000	   250,190	   248,559

New York St Loc Govt Assistance Corp.
DTD 02/01/91  7.00%  Due 04/01/16
Ser A-MBIA-IBC O.I.D.
Prerefunded 4/1/01 @102.00	 		             	100,000	   103,124	   104,304

New York NY Ser F Book Entry O.I.D.
DTD 05/15/91  8.25%  Due 11/15/16
Prerefunded 11/15/01 @101.5	 			            100,000	   106,420	   106,686

New York St Loc Govt Assistance Corp
Ser D MBIA IBC MBIA IND 0BD CTF OID
DTD 12/1/91  7.00%  Due 4/1/18
Prerefunded 4/1/02 @102	 				               110,000	   116,639	   116,486

New York St Dorm Auth Revs St
Univ EDL FACS-A-MBIA-IBC MBIA-
INSD BD CTF-O-O.I.D.
DTD 12/1/91  6.750%  Due 5/15/21
Prerefunded 5/15/02 @ 102	 			              190,000	   200,592	   200,737

New York St Dorm Auth Revs
Upstate Cmmty Colleges - Ser A
DTD 10/1/95  6.20% Due 7/1/15
Prerefunded 7/1/05 @ 102	                			250,000	   278,259	   267,500

New York St. Pwr Auth
Revs Gen Purp Ser w-RFDG -O.I.D
DTD 12/1/96  6.70%  Due 1/1/04	 	          	100,000	   109,233	   105,806

New York St Dorm auth
Revs City Univ. Sys Cons - Ser I
DTD 10/15/97  5.5%  Due 7/1/05
Non Callable					                          	250,000	   266,533    255,047

                                                      STUART M. FRIED, CPA



                          	KALA INVESTMENT CORP.
                      	NOTES TO FINANCIAL STATEMENTS
                            	 APRIL 30, 2000




                                           PRINCIPAL	 AMORTIZED	  MARKET
MUNICIPAL BONDS (99%)	 				                 AMOUNT    	 COST      VALUE

ISSUE


Puerto Rico Comwlth RFDG Impt
DTD 7/01/93 4.90% Due 7/01/00
Book Entry Only-Non Callable-O.I.D	  	     	200,000    200,009    200,202

San Antonio Tex RFDG & Gen Impt
DTD 8/01/93 8.0% Due 8/1/02
Book Entry Only-Non Callable	     			       300,000	   319,407	   319,488



Total Investment  - 91.7%			             $6,580,000 $7,020,881 $6,878,482

Other Assets Less Liabilities - 8.3% 			    	     		              622,368

Net Assets - 100%		 	    						                                $7,500,850

Net Asset Value Per Share			    			                            $   279.65

Outstanding shares at Aril 30, 2000          	                     26,822